SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable		$ 2,650,000
Less: unamortized discount		(2,203,226)
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable		7,613,292
Accrued interest		356,238
Less: unamortized deferred financing costs		(19,158)
Less: unamortized discount		(92,793)
Convertible note payable, net		$ 7,857,579